Summary of Significant Accounting Policies - Redeemable Convertible Preferred Stock (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 29, 2021	Feb. 29, 2020
Class of Stock [Line Items]
Exchange ratio				1.0754	1.0754
Net proceeds	$ 0	$ 154,420	$ 32,561
Legacy Benson Hill Preferred Stock
Class of Stock [Line Items]
Net proceeds	$ 0	$ 154,420	$ 32,561